Statement of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Statement of Cash Flows
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (1,476,489)	$ 91,476
Amortization	3,834
Depreciation	10,231
Depletion	21,442	48,647
Loss on Settlement		(437,883)
Amortization of discounts on convertible debt charged to interest expense	53,149
Offering Costs		98,357
Stock Based Compensation	698,643
Change in fair value of derivative liabilities	238,297
Increase (Decrease) in Receivables	10,740	21,694
Increase (Decrease) in Inventories	41,802
Increase (Decrease) in Accrued Liabilities	19,563	28,517
Increase (Decrease) in Accounts Payable and Accrued Liabilities	116,420	55,753
IncreaseDecreaseInRoyaltiesPayable		(17,576)
Increase Decrease In Customer Deposits	6,965
Increase Decrease In Due To Related Parties	(28,686)	84,500
IncreaseDecreaseInOtherOperatingAssets	785	(1,322)
Net Cash Provided by (Used in) Operating Activities	(283,304)	(27,837)
Payments to Acquire Property, Plant, and Equipment	(2,000)	9,681
Cost of Construction	(17,184)
Payments to Acquire Intangible Assets	(85,300)
Net Cash Provided by (Used in) Investing Activities	(104,484)	9,681
Cash received in acquisition of Goldfield International, Inc.	127,056
Proceeds from Issuance of Common Stock	54,000
Deferred Offering Costs		(12,210)
Payments in Connection to Settlement		(2,461)
Proceeds from Issuance of Convertible Debt	353,500
Advances from unrelated third parties	92,000
Advances to unconsolidated subsidiary	(140,000)
Payment of accrued distribution due former shareholder	(60,000)
Net Cash Provided by (Used in) Financing Activities	426,556	(14,671)
ForeignCurrencyTransactionGainLossRealized	(169)	(698)
Cash and Cash Equivalents, Period Increase (Decrease)	38,599	(33,525)
Cash and Cash Equivalents, at Carrying Value	9,330	42,890
Cash and Cash Equivalents, at Carrying Value	$ 47,929	$ 9,365